Private Capital Management Value Fund (Prospectus Summary) | Private Capital Management Value Fund
PRIVATE CAPITAL MANAGEMENT VALUE FUND
Investment Objective
The Private Capital Management Value Fund (the "Fund") seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts with respect to
Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund.  More information about these and other discounts is available from your financial professional and in the section entitled "Purchase of Shares" on page 15 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Private Capital Management Value Fund	Class A		Class C		Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $750,000 or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $750,000 or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Private Capital Management Value Fund		Class A	Class C	Class I	Class R
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.50%
Other Expenses		0.78%	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	[1]	1.93%	2.67%	1.67%	2.17%
Fee Waiver and/or Expenses Reimbursement		(0.68%)	(0.67%)	(0.67%)	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	2.00%	1.00%	1.50%
[1]	Private Capital Management, L.P. ("Private Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $25,000 (investment minimum) in the Fund's Class A and Class C shares,
$750,000 (investment minimum) in Class I shares and $10,000 in Class R shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Private Capital Management Value Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	1,552	2,367	3,416	6,332
Class C	508	1,747	3,230	7,251
Class I	7,650	29,379	58,315	139,520
Class R	153	546	1,038	2,394

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 18.19%
of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America.  There are no limits on the market capitalizations of the companies in which the Fund may invest.

The Adviser applies a fundamental value, research driven investment approach.
The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market.  The Adviser values companies using a variety of measures, including an estimate of a company's capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets.  The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser's estimation of long-term intrinsic value.

The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders - the company's ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios.
Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.

The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company's market price approaches the
Adviser's price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser's investment view.
The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser's overall investment assessment of the company.

The Fund is non-diversified, which means that a significant portion of the
Fund's assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund.  Although the Fund may not invest 25% or more of its net assets in a single industry, the Fund expects to focus its investments in one or more sectors of the economy or stock market as conditions warrant and opportunities present themselves.
Summary of Principal Risks
The Fund is subject to the principal risks summarized below.  These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.  It is possible to lose money by investing in the Fund.

o Currency Translation Risk:  A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues.  These revenues are frequently denominated in currencies other than the U.S. dollar.  As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar.  A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect.  While the
Adviser evaluates potential currency translation effects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.

o Foreign Securities Risk:  The risk that investing in foreign (non-U.S.)
securities, including Canadian securities, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors.
Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

o Management Risk:  As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.  In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the
Fund invests.  The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

o Market Risk:  The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

o Non-Diversification Risk:  The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

o Sector Risk:  The Fund may focus its investments from time to time in a limited number of economic sectors.  The Fund is unlikely to have exposure to all economic sectors.  To the extent that it does not, developments affecting companies in omitted sectors will likely have a magnified effect on the Fund's
NAV and total returns and may subject the Fund to greater risk of loss.
Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

o Value Investing Risk:  A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:

  o  changes in the Fund's performance from year-to-year; and

  o  how the Fund's average annual returns for one year, five year, ten year and since inception periods compared with those of a broad measure of market performance.

The Fund's past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available on the Fund's website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.

The annual returns in the bar chart are for the Fund's Class I shares and do not reflect sales loads.  If sales loads were reflected, returns would be lower than those shown.  In addition, total returns would have been lower had certain fees and expenses not been waived or reimbursed.
Annual Total Returns For Past Ten Calendar Years - Class I	[1]
[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not yet started operations. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Calendar Year-to-Date Total Return as of June 30, 2012:  5.55%

During the periods shown in the bar chart, the Fund's best quarter was up 23.81%
(2nd quarter of 2009) and the Fund's worst quarter was down -33.47% (4th quarter of 2008).
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns Private Capital Management Value Fund	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class A	Class A Return Before Taxes		(6.44%)			5.24%	Oct. 06, 2010
Class I	Class I Return Before Taxes		(1.45%)	(3.49%)	4.51%	14.86%	Jan. 01, 1987
Class I After Taxes on Distributions	Class I Return After Taxes on Distributions	[1]
Class I After Taxes on Distributions and Sales	Class I Return After Taxes on Distributions and Sale of Shares	[1]
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	[2]	2.11%	(0.25%)	2.92%	9.28%	Jan. 01, 1987	11.20%	Oct. 06, 2010
Russell 2000 Index	Russell 2000 Index reflects no deductions for fees expenses or taxes)	[3]	(4.18%)	0.15%	5.62%	8.68%	Jan. 01, 1987	9.89%	Oct. 06, 2010
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares; after-tax returns for Class C, Class A and Class R shares will vary.
[2]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation.
[3]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the "Predecessor Account"), which transferred its assets to the Fund in connection with the Fund's commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not yet started operations. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.